SCHEDULE H, PART IV, LINE 4i SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 006 [Member]	12 Months Ended
Dec. 31, 2025
SCHEDULE H, PART IV, LINE 4i SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Plan number	006
Entity Tax Identification Number	39-0561070